Other current assets - Allowance for other current assets (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other current assets
Balance at the beginning of the year	¥ 256,349,242	$ 36,106,036	¥ 201,242,068
Additions	29,879,226	4,208,401	72,112,392
Charge-offs	(169,367,476)	(23,854,910)	(17,005,218)
Balance at the end of the year	¥ 116,860,992	$ 16,459,527	¥ 256,349,242